FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
15.	FAIR VALUE MEASUREMENTS

Measured on recurring basis

The Group’s financial assets and liabilities measured at fair value on a recurring basis consist of the contingent considerations in connection with business acquisitions, as presented in the following table.

	Liabilities at carrying values	Total fair value	Active market for identical liabilities (Level 1)	Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

As of December 31, 2011
Liabilities - Contingent acquisition consideration payable	$2,822	$2,822	$-	$-	$2,822

The following table summarized the movement of the balances of the Group’s financial liabilities measured at fair value with level 3 inputs on a recurring basis:

	Balance at December 31, 2009	Change in fair value	Move to consideration payable	Balance at December 31, 2010	Addition due to acquisition	Change in fair value	Move to consideration payable	Balance at December 31 2011

Contingent consideration:
Agree	8,852	2,512	(11,364)	-	-	-	-	-
Tansun	3,969	1,368	(3,030)	2,307	-	855	(3,162)	-
Dimension	-	-	-	-	5,155	814	(3,147)	2,822
Total	12,821	3,880	(14,394)	2,307	5,155	1,669	(6,309)	2,822

As of December 31, 2011, the contingent consideration amounts determined based on the earnings for 2011 have been presented as consideration payable in connection with business acquisitions in the consolidated balance sheet as of December 31, 2011.

Measured at fair value on a non-recurring basis

The Group measured fair value of assets and liabilities acquired in business acquisitions using various valuation methods, primarily consisting of the "cost," "income approach-excess earnings" and "with & without" valuation methods.  These purchased assets and liabilities are considered Level 3 assets and liabilities because the Company used unobservable inputs, reflecting the Company's assessment of the assumptions that market participants would use in valuing these assets and liabilities (Note 3).

The Group measured the intangible assets at fair value on a nonrecurring basis when the carrying amount of an asset may no longer be recoverable as results of the impairment assessment (Note 8). The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection on the discounted future cash flow and the discount rate.

The Group measured the goodwill at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments(Note 9). The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection on the discounted future cash flow and the discount rate.